OTHER INCOME AND OTHER EXPENSES - Schedule of Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Income And Other Expenses [Abstract]
Transaction-related costs in connection with the Business Combination	$ 0	$ 7,628,685	$ 6,150,988
Transaction Costs Related to Share Purchase Agreement	368,556	0	0
Fees in connection to the LR Agreements	0	1,197,422	0
Loss on disposition of property and equipment	0	0	83,389
Legal provision	0	0	(101,741)
Other	569,163	351,053	0
Total	937,719	$ 9,177,160	6,132,636
Number of released shares available (in shares)		947,885
Number of released shares sold (in shares)		689,589
Income in connection with the LR Agreements	$ 0	$ 10,378,180	$ 0